Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	FISCALNOTE HOLDINGS, INC.
Entity Central Index Key	0001823466
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-3772307
Entity Address, Address Line One	1201 Pennsylvania Avenue, N.W., 6th Floor
Entity Address, City or Town	Washington, D.C.
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	20004
City Area Code	202
Local Phone Number	793-5300
Entity Primary SIC Number	7370
Contact Personnel Name	Timothy Hwang
Amendment Description	On August 26, 2022, FiscalNote Holdings, Inc. (the “Company”) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (File No. 333-267098) (the “Registration Statement”), as amended on September 29, 2022. The Registration Statement was declared effective by the SEC on November 10, 2022. This post-effective amendment to the Registration statement is being filed to (i) include information from the Company’s Annual Report on Form 10-K for the year ended December 31, 2022 that was filed on March 28, 2023, including certain information incorporated by reference therein from the Company’s Proxy Statement for the 2023 Annual Meeting of Stockholders filed on April 19, 2023; and (ii) update certain other information in the Registration Statement. No additional securities are being registered under this post-effective amendment and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1201 Pennsylvania Avenue, N.W., 6th Floor
Entity Address, City or Town	Washington, D.C.
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	20004
City Area Code	202
Local Phone Number	793-5300